Bunker Hill Mine and Mining Interests (Details Narrative) - USD ($)							3 Months Ended	12 Months Ended
	Jan. 31, 2025	Jan. 17, 2025	Dec. 19, 2024	Dec. 12, 2024	Jun. 23, 2023	Jan. 07, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Land purchase							$ 202,000	$ 202,000
Royalty percentage	0.35%	0.35%	0.35%	0.35%	1.35%	1.35%
Sale of mineral industries description					This analysis utilized a discount rate of 13% and long-term metal prices of $1.09/lb, $0.98/lb and $25.51/oz for zinc, lead and silver respectively, consistent with assumptions utilized in the valuation of the RCD at extinguishment.
Sale of mineral industries description							This analysis utilized a discount rate of 15% and long-term metal prices of $1.20/lb, $0.95/lb and $27.29/oz for zinc, lead and silver respectively	This analysis utilized a discount rate of 15% and long-term metal prices of $1.20/lb, $0.95/lb and $27.29/oz for zinc, lead and silver respectively
Decrease in revenue from mining							2.00%
Debt Facility [Member]
Royalty percentage	0.50%	0.50%	0.50%	0.50%	1.85%
C and E Tree Farm LLC [Member] | Through February 2026 [Member]
Monthly payments									$ 10,000
C and E Tree Farm LLC [Member] | Through March 1, 2026 [Member]
Option to purchase land									$ 3,129,500